Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Demand deposits
Cash collateral received	$ 45,024	$ 3,182
Time deposits:
Total financial liabilities	1,191,900	1,224,066
Deposits - Customers
Type:
Repurchase agreements	81,790	83,891
Demand deposits
Current accounts	422,028	403,323
Other deposits	26,230	27,696
Cash collateral received	13,867	14,347
Others	12,363	13,349
Time deposits:
Fixed-term deposits	159,464	140,408
Accrued interest	1,054	578
Total financial liabilities	690,566	655,896
Deposits - Customers | Mexican peso
Time deposits:
Total financial liabilities	584,637	539,190
Deposits - Customers | USD
Time deposits:
Total financial liabilities	105,929	116,706
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	45,024	47,821
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Demand deposits
Cash collateral received	$ 13,867	14,347
Financial instruments in connection with derivative transactions in organized markets | Deposits - Customers
Demand deposits
Cash collateral received		$ 109